CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Income for the period	$ 257,719	$ 307,912	$ 226,467
Items that will not be reclassified to profit or loss:
Remeasurement of defined benefit obligation net of tax	27	(33)	4
Items that may be reclassified to profit or loss:
Changes in the fair value of the instruments used to hedge cash flows	1,561	(3,517)
(Loss) / income tax impact of the instruments used to hedge cash flows	(374)	844
Share of other comprehensive income / (loss) from associates	81	19	(70)
Currency translation adjustment (Note 25.d and 25.e)	(78,444)	466,203	(281,684)
Other comprehensive (loss) / income for the year, net of income tax	(77,149)	463,516	(281,750)
Total comprehensive income / (loss) for the year	180,570	771,428	(55,283)
Attributable to:
Owners of the parent	189,328	647,792	7,818
Non-controlling interest	(8,758)	123,636	(63,101)
Total comprehensive income / (loss) for the year	$ 180,570	$ 771,428	$ (55,283)